INTANGIBLE ASSETS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Gross carrying amount		$ 10,541,275	$ 8,255,110
Impairment		105,676	0
Accumulated amortization		(6,551,775)	(5,294,241)
Net carrying amount		3,883,824	2,960,869
Impairment of intangible asset		(105,676)	0
Capitalized Software [Member]
Gross carrying amount	$ 4,207,348	3,741,511	3,014,490
Impairment	0	0	0
Accumulated amortization	(3,080,615)	(2,838,099)	(2,483,429)
Net carrying amount	1,126,733	903,412	531,061
Impairment of intangible asset	0	0	0
Customer Relationships [Member]
Gross carrying amount	5,166,903	5,272,578	3,713,434
Impairment	0	(105,676)	0
Accumulated amortization	(2,727,524)	(2,186,490)	(1,363,054)
Net carrying amount	2,439,379	2,980,412	2,350,380
Impairment of intangible asset	0	105,676	0
Acquired Technology [Member]
Gross carrying amount	7,148,083	1,527,186	1,527,186
Impairment	0	0	0
Accumulated amortization	(712,110)	(1,527,186)	(1,447,758)
Net carrying amount	6,435,973	0	79,428
Impairment of intangible asset	$ 0	$ 0	$ 0